ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of subsidiaries, VIE and VIE's subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
Subsidiaries [Member] | BaiJiaHuLian HK [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Aug. 18, 2014
Place of establishment	Hong Kong, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
Subsidiaries [Member] | Beijing Lexuebang [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jan. 12, 2015
Place of establishment	Beijing, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technical services
Subsidiaries [Member] | Wuhan Yuexuebang [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	May 25, 2020
Place of establishment	Wuhan, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technical services
Subsidiaries [Member] | Beijing Yuexuebang [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Nov. 24, 2020
Place of establishment	Beijing, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technical services
Subsidiaries [Member] | Chengdu Yuexuebang [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Oct. 20, 2023
Place of establishment	Chengdu, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technical services
Subsidiaries [Member] | Shanghai Chuxuebang Network Technology Co., Ltd [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Feb. 18, 2021
Place of establishment	Shanghai, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technical services
Subsidiaries [Member] | Guangzhou GaoTu Technology Co., Ltd [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Dec. 09, 2022
Place of establishment	Guangzhou, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Variable Interest Entity, Primary Beneficiary [Member] | Beijing Gaotu [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jun. 04, 2014
Place of establishment	Beijing, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Beijing GaoTuYunFan Technology Co., Ltd [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	May 14, 2015
Place of establishment	Beijing, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Beijing GaoTuYunJi Education Technology Co., Ltd. [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jul. 18, 2017
Place of establishment	Beijing, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Zhengzhou GaoTuYunJi Education Technology Co., Ltd [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jan. 19, 2020
Place of establishment	Zhengzhou, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Wuhan GaoTuYunJi Education Technology Co., Ltd [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Apr. 01, 2020
Place of establishment	Wuhan, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Guangdong XingZhiHuo Online Training Center [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Aug. 18, 2022
Place of establishment	Guangzhou, China
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services